UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	5/31/2017

Item 1. Schedule of Investments

Prudential National Muni Fund, Inc.

Schedule of Investments

as of May 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.6%
Alabama — 0.3%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%		10/01/44	500	$563,415
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250%		10/01/48	500	570,870
Lower Alabama Gas Dist. Rev., Ser. A	5.000%		09/01/46	1,000	1,243,490

					2,377,775

Alaska — 0.0%
Valdez Marine Term. Rev., Var. ExxonMobile Proj., Rfdg., FRDD (Mandatory put date 06/09/17)	0.780	%(c)	12/01/29	200	200,000

Arizona — 4.0%
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, AGM	5.250%		10/01/28	2,000	2,179,980
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth. Oblig. Grp., Ser. A, Rfdg.	5.000%		01/01/38	2,500	2,888,900
Phoenix Civic Impt. Corp., Jr. Lien, Ser. A (Pre-refunded date 07/01/19)(m)(m)	5.000%		07/01/39	5,000	5,415,600
Pima Cnty. Indl. Dev. Auth., Tucson Elec. Pwr.	4.000%		09/01/29	2,000	2,096,740
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A, Rfdg.	4.000%		01/01/38	2,000	2,153,360
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A, Rfdg.	5.000%		01/01/39	5,000	5,288,950
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%		12/01/32	2,575	3,092,369
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%		12/01/37	3,070	3,729,559

					26,845,458

California — 15.8%
Anaheim Pub. Fin. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Ser. A, AGM	6.000%		09/01/24	5,500	6,729,195
Bay Area Toll Auth. Rev., Toll Bridge, Ser. F-1	5.000%		04/01/56	2,000	2,303,400
California Cnty. Tob. Secur. Corp., Tob. Conv. Bonds Asset-Bkd., Ser. B	5.100%		06/01/28	1,250	1,250,050
California Hlth. Facs. Fin. Auth. Rev., Stanford Healthcare., Ser. A	5.000%		08/15/54	1,000	1,125,050
California Hlth. Facs. Fin. Auth. Rev., Kaiser Permanente, Ser. A-1	5.000%		11/01/27	1,000	1,260,770
California Hlth. Facs. Fin. Auth. Rev., Kaiser Permanente, Ser. A-2	4.000%		11/01/44	3,000	3,098,130
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A	5.000%		11/15/36	1,000	1,090,400
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. B, Rfdg.	5.000%		11/15/36	2,000	2,208,520
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Ser. D	5.250%		08/15/31	1,000	1,151,820
California Infra. & Econ. Dev. Bank Rev., Walt Dis. Fam. Musm. (Pre-refunded date 02/01/18)(m)(m)	5.250%		02/01/38	3,000	3,088,830
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250%		08/01/40	1,250	1,365,400
California St., GO	5.000%		03/01/45	3,000	3,456,810
California St., GO	5.250%		11/01/40	1,250	1,410,425
California St., GO, Rfdg.	4.000%		09/01/37	2,000	2,125,500
California St., GO, Rfdg.	5.000%		08/01/45	500	579,785
California St. Univ. Rev., Ser. A, Rfdg.	5.000%		11/01/37	1,250	1,418,213
California St., Var. Purp., GO	5.000%		10/01/29	2,000	2,184,020
California St., Var. Purp., GO	5.000%		09/01/41	4,250	4,748,482
California St., Var. Purp., GO	5.000%		10/01/41	1,250	1,399,363
California St., Var. Purp., GO	5.000%		04/01/42	7,000	7,910,980
California St., Var. Purp., GO	5.000%		10/01/44	2,500	2,887,325
California St., Var. Purp., GO	5.250%		04/01/35	1,250	1,438,113
California St., Var. Purp., GO	5.500%		11/01/39	1,000	1,097,200

California St., Var. Purp., GO	6.000%		03/01/33	1,500	1,691,130
California St., Var. Purp., GO	6.000%		04/01/38	3,500	3,823,995
California St., Var. Purp., GO	6.000%		11/01/39	2,000	2,238,920

California Statewide Cmnty. Dev. Auth. Rev., Cottage Hlth., Rfdg.	5.000%		11/01/40	2,100	2,262,288
California Statewide Cmnty. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%		08/15/42	3,000	3,423,930
Foothill-De Anza Cmnty. College Dist., Ser. C, GO (Pre-refunded date 08/01/21)(m)(m)	5.000%		08/01/40	1,250	1,451,762
Golden St. Tob. Secur. Corp., Rev., Asset-Bkd., Ser. A-1, Rfdg.	4.500%		06/01/27	255	255,000
Golden St. Tob. Secur. Corp., Rev., Enhanced Asset-Bkd., Ser. A, Rfdg., AMBAC, CABS	4.600%		06/01/23	2,000	2,067,580
Golden St. Tob. Secur. Corp., Rev., Ser. A-1, Rfdg	5.000%		06/01/28	1,125	1,344,904
Golden St. Tob. Secur. Corp., Rev., Ser. A-1, Rfdg	5.000%		06/01/29	1,250	1,481,337
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%		11/15/35	1,140	1,377,975
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.250%		11/15/19	1,000	1,083,000
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%		11/15/37	1,000	1,290,400
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000%		05/15/38	2,500	2,808,500
Los Angeles Calif. Dept. of Wtr. & Pwr. Sys., Ser. B	5.000%		07/01/34	2,500	2,918,175
M-S-R Energy Auth., Calif., Ser. A	6.500%		11/01/39	2,000	2,859,660
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	2.690	%(s)	08/01/25	2,000	1,602,520
Port of Oakland Rev., Sr. Lien, Ser. P, Rfdg., AMT	5.000%		05/01/33	1,750	1,934,975
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250%		11/01/45	1,000	1,173,550
San Diego Cmnty. College Dist., Election 2006, GO (Pre-refunded date 08/01/21)(m)(m)	5.000%		08/01/41	1,500	1,739,460
San Diego Cnty. Regl. Arpt. Auth., Ser. B, Sr., AMT	5.000%		07/01/43	2,000	2,198,680
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser., Ser. A, Rfdg., AMT	5.250%		05/01/33	1,000	1,129,220
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser., Ser. F, Rfdg., AMT	5.000%		05/01/28	1,635	1,827,619
State of California, GO, Rfdg	5.000%		08/01/46	1,500	1,753,215
University Calif. Rev. Gen., Ser. O (Pre-refunded date 05/15/19)(m)(m)	5.750%		05/15/34	750	820,545
Ventura Cnty. Cmnty. College, Election 2002, Ser. C, GO (Pre-refunded date 08/01/18)(m)(m)	5.500%		08/01/33	2,000	2,110,640
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000%		01/01/34	800	938,144

					104,934,905

Colorado — 1.2%
Colorado Ed. & Cultural Facs. Auth. Rev., Univ. of Denver, Ser. A	5.000%		03/01/47	1,500	1,725,660
Colorado Hlth. Facs. Auth. Rev., Vail Valley Med. Ctr. Rev.	4.000%		01/15/45	1,500	1,553,100
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, Rfdg., AMT	5.250%		11/15/22	1,000	1,155,190
Denver Conv. Ctr. Htl. Auth. Rev., Sr., Rfdg.	5.000%		12/01/40	500	561,030
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH (Pre-refunded date 06/01/19)(m)(m)	5.000%		06/01/27	1,500	1,620,075
Univ. Colo. Enterprise Sys. Rev., Ser. A (Pre-refunded date 06/01/19)(m)(m)	5.375%		06/01/32	1,000	1,086,420

					7,701,475

Connecticut — 0.4%
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Ser. A, Rfdg.	4.375%		09/01/28	1,000	1,101,850
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%		07/01/41	1,250	1,366,275

					2,468,125

District of Columbia — 4.1%
Dist. of Columbia, Rev., Brookings Inst. (Pre-refunded date 04/01/19)(m)(m)	5.750%	10/01/39	5,000	5,433,200
Dist. of Columbia, Rev., Friendship Pub. Chrt. Schl., Rfdg.	5.000%	06/01/46	1,385	1,473,737
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%	04/01/34	600	670,692
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%	07/01/43	850	985,685
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%	07/01/48	725	838,557
Dist. of Columbia, Ser. E, BHAC, GO	5.000%	06/01/28	5,000	5,187,400
Dist. of Columbia, Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A (Pre-refunded date 10/01/18)(m)(m)	5.500%	10/01/39	2,000	2,122,320
District of Columbia, GO, Ser. A, Rfdg	4.000%	06/01/37	1,000	1,071,540
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.000%	10/01/31	2,500	2,851,725
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.000%	10/01/44	1,000	1,124,430
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250%	10/01/27	1,000	1,048,180
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. B, AMT	5.000%	10/01/25	3,000	3,330,270
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. C, AMT	5.000%	10/01/27	1,000	1,136,600

				27,274,336

Florida — 8.6%
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.000%	10/01/45	3,000	3,347,970
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,684,095
Citizens Ppty. Ins. Corp., Sr. Sec’d., Coastal, Ser. A-1	5.000%	06/01/19	1,250	1,346,475
Citizens Ppty. Ins. Corp., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,164,460
Cityplace Cmnty. Dev. Dist. Rev., Rfdg.	5.000%	05/01/26	1,000	1,140,890
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	568,020
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,171,070
Florida St. Brd. Ed. Lottery Rev., Ser. B	5.000%	07/01/23	5,185	5,464,420
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt, Rmkt., Ser. B	6.000%	11/15/37	2,440	2,690,588
Miami Beach Redev. Agcy. Tax Alloc., Tax Incr. Rev. City Ctr. Rdfg., AGM	5.000%	02/01/44	1,500	1,693,530
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, AGC, AMT (Pre-refunded date 10/01/18)(m)(m)	5.500%	10/01/24	2,665	2,824,127
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. B	5.000%	10/01/41	2,500	2,714,275
Miami Dade Cnty. Hlth. Facs. Auth. Rev., Nicklaus Children’s Hospital, Ser. A, Rfdg	5.000%	08/01/42	1,955	2,223,695
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Ser. B, Rfdg., AGM	5.250%	10/01/22	5,000	5,970,250
Mid-Bay Bridge Auth. Rev., Ser. A, Rfdg.	5.000%	10/01/40	1,000	1,125,260
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750%	10/01/43	1,500	1,653,660
Orange Cnty. Hlth. Fac. Auth. Rev., Orlando Hlth. Inc., Ser. B, Rfdg.	5.000%	10/01/44	1,000	1,128,700
Orlando Util. Comm. Sys. Rev., Ser. A (Pre-refunded date 04/01/19)(m)(m)	5.250%	10/01/39	5,000	5,389,800
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg.	5.000%	12/01/31	500	555,715
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	5.250%	10/01/34	750	813,337
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc., Ser. A	6.250%	04/01/39	2,500	2,690,725

South Miami Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. South FL. Grp.	5.000%	08/15/27	3,750	3,780,750
Tampa FL. Hlth. Sys. Rev., Baycare Hlth. Sys., Ser. A	5.000%	11/15/33	3,000	3,368,310
Village Cmnty. Dev. Dist. No. 6, Spl. Assess., Rfdg	4.000%	05/01/27	350	380,251
Village Cmnty. Dev. Dist. No. 6, Spl. Assess., Rfdg	4.000%	05/01/28	365	391,353
Village Cmnty. Dev. Dist. No. 6, Spl. Assess., Rfdg	4.000%	05/01/29	380	404,217
Village Cmnty. Dev. Dist. No. 10, Spl. Assess.	4.500%	05/01/23	1,245	1,316,899

				57,002,842

Georgia — 2.5%
Athens-Clarke Cnty. Unified Govt. Wtr. & Swr. Rev., Rfdg. (Pre-refunded date 01/01/19)(m)(m)	5.625%	01/01/33	2,000	2,148,220
Atlanta Arpt. & Marina Rev., Gen., Ser. C, Rfdg.	6.000%	01/01/30	3,250	3,786,802
Atlanta Arpt. Rev., Gen., Ser. B, AMT	5.000%	01/01/30	500	549,790
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	5.500%	01/01/33	750	767,168
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, AGM	5.500%	07/01/41	1,500	1,603,710
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	5.250%	09/01/39	5,000	5,402,750
Private Colleges & Univs. Auth. Rev., Savannah College of Art & Design	5.000%	04/01/44	2,120	2,307,662

				16,566,102

Hawaii — 0.8%
Hawaii Pac. Hlth. Rev., Ser. A, Rfdg.	5.500%	07/01/40	1,000	1,082,280
Hawaii Pac. Hlth. Spl. Purp. Rev., Ser. B	5.750%	07/01/40	500	545,745
Hawaii St. Arpts. Sys. Rev., Ser. A, AMT	5.000%	07/01/45	1,000	1,125,010
Hawaii St. Dept. Budget & Fin., Pac. Hlth. Oblig., Ser. A, Rfdg.	5.500%	07/01/43	2,500	2,846,600

				5,599,635

Idaho — 0.2%
Idaho Hlth. Facs. Auth. Rev., Trinity Hlth. Grp., Ser. B (Pre-refunded date 12/01/18)(m)(m)	6.250%	12/01/33	1,000	1,078,750

Illinois — 10.6%
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. C (Pre-refunded date 01/01/21)(m)(m)	6.500%	01/01/41	1,000	1,191,160
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., Gen. Arpt. Sr. Lien, Ser. B, Rfdg., AMT	5.000%	01/01/32	2,000	2,186,180
Chicago O’Hare Int’l. Arpt. Rev., Sr. Lien, Ser. D	5.250%	01/01/42	2,000	2,361,380
Chicago Rfdg., Rmkt., GO	5.000%	01/01/19	750	763,215
Chicago Rfdg., Ser. C., GO	5.000%	01/01/26	1,000	1,013,190
Chicago Rfdg. Proj., Ser. A, GO, AGM	5.000%	01/01/29	5,000	5,263,250
Chicago Trans. Auth., 2nd Lien	5.000%	12/01/46	3,000	3,297,390
Chicago Trans. Auth. Sales Tax Recpts. Rev.	5.250%	12/01/40	1,000	1,078,760
Chicago Wastewater Transmn. Rev., 2nd Lien, Rmkt., Ser. C, Rfdg.	5.000%	01/01/39	2,000	2,177,400
Chicago Waterworks Rev., 2nd Lien, Rdfg.	5.000%	11/01/32	1,295	1,411,395
Chicago Waterworks Rev., 2nd Lien, Ser. A-1	5.000%	11/01/30	1,380	1,564,340
Illinois Fin. Auth. Rev., Advocate Healthcare, Unrefunded, Ser. B, Rfdg.	5.375%	04/01/44	1,060	1,120,314
Illinois Fin. Auth. Rev., Central DuPage Hlth.	5.250%	11/01/39	2,000	2,146,680
Illinois Fin. Auth. Rev., Central DuPage Hlth., Ser. B	5.500%	11/01/39	1,500	1,649,385
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000%	08/15/39	1,000	1,101,610
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A (Pre-refunded date 05/01/20)(m)(m)	6.000%	05/01/28	1,500	1,711,785
Illinois Fin. Auth. Rev., Univ. of Chicago, Ser. B (Pre-refunded date 07/01/18)(m)(m)	6.250%	07/01/38	5,000	5,289,950

Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B, Rfdg. (Pre-refunded date 04/01/19)(m)(m)	5.375%	04/01/44	940	1,013,621
Illinois St., GO	5.000%	05/01/39	1,000	1,008,100
Illinois St., GO	5.250%	02/01/29	2,000	2,081,240
Illinois St., GO, Rfdg., AGM	4.000%	02/01/31	500	513,715
Illinois St., GO, Rfdg., AGM	5.000%	01/01/23	3,000	3,163,320
Illinois St. Sales Tax Rev., Build Illinois Bonds, Rfdg.	5.000%	06/15/20	2,000	2,210,660
Illinois St. Toll Hwy. Auth. Rev., Ser. A	5.000%	01/01/38	3,125	3,507,187
Illinois St. Toll Hwy. Auth. Rev., Ser. B	5.000%	01/01/40	5,000	5,674,700
Illinois St. Toll Hwy. Auth. Rev., Ser. C	5.000%	01/01/39	2,000	2,250,680
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	4.320%(s)	12/15/34	10,000	4,709,300
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	4.470%(s)	06/15/37	7,500	3,086,625
Railsplitter Tob. Settlement Auth. Rev., Ser. 2010	6.000%	06/01/28	1,250	1,431,188
Regl. Trans. Auth. Rev., Ser. A	4.000%	06/01/37	3,605	3,748,803
Springfield Elec. Rev., Sr. Lien, AGM, Rdfg.	4.000%	03/01/40	1,000	1,030,210

				70,756,733

Indiana — 0.5%
Indiana St. Fin. Auth. Rev., Franciscan Alliance, Inc., Ser. A	4.000%	11/01/51	2,000	2,028,240
Indianapolis Loc. Pub. Impt. Bd. Bk., Wtrwrks. Proj., Ser. A, Rfdg. (Pre-refunded date 01/01/19)(m)(m)	5.750%	01/01/38	205	220,594
Indianapolis Loc. Pub. Impt. Bank Rev., Wtrwrks. Proj., Unrefunded, Ser. A, Rfdg.	5.750%	01/01/38	795	847,788

				3,096,622

Kansas — 0.5%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750%	11/15/38	1,000	1,098,260
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Ser. A	5.000%	09/01/45	2,170	2,454,509

				3,552,769

Kentucky — 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A (Pre-refunded 06/01/20)(m)(m)	6.375%	06/01/40	3,500	4,043,935
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	6.250%	06/01/39	500	538,980
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co., Ser. B	5.625%	09/01/39	540	579,744

				5,162,659

Louisiana — 1.4%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A (Pre-refunded date 04/01/19)(m)(m)	5.375%	04/01/31	1,000	1,080,220
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Foundation, Rfdg.	5.000%	05/15/47	750	836,993
Louisiana Pub. Facs. Auth. Rev., Ser. A, Rfdg.	5.000%	07/01/39	2,000	2,250,020
Louisiana Pub. Facs. Auth. Rev., Franciscan Missionaries (Pre-refunded date 07/01/19)(m)(m)	6.750%	07/01/39	1,000	1,117,590
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Foundation, Rfdg	4.000%	05/15/42	500	504,495
Louisiana St. Hwy. Impt. Rev., Ser. A	5.000%	06/15/34	1,250	1,434,025
New Orleans Sewerage Serv. Rev.	5.000%	06/01/45	500	561,205
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000%(c)	12/01/40	1,500	1,595,835

				9,380,383

Maryland — 0.7%
Frederick Cnty. Spl. Oblig. Urbana Cmnty. Dev. Auth. Rev., Ser. A	5.000%	07/01/40	2,000	2,177,260
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth. (Pre-refunded date 07/01/21)(m)(m)	6.000%	07/01/41	400	477,516
Washington Suburban Sanitary Comm. Rev., Consol. Pub. Impt., 2nd Ser., GO	4.000%	06/01/40	2,150	2,302,693

				4,957,469

Massachusetts — 4.1%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Ser. B, NATL	5.500%	07/01/27	1,325	1,719,876
Massachusetts Bay Trans. Auth. Rev., Ser. A, Rfdg. (Pre-refunded date 07/01/18)(m)(m)	5.250%	07/01/34	575	602,284
Massachusetts St. Dev. Fin. Agcy. Rev., Harvard Univ., Ser. A, Rfdg.	4.000%	07/15/36	5,000	5,496,850
Massachusetts St. Dev. Fin. Agcy. Rev., Harvard Univ., Ser. A, Rfdg. (Pre-refunded date 11/15/18)(m)(m)	5.500%	11/15/36	855	912,610
Massachusetts St. Dev. Fin. Agcy. Rev., Harvard Univ., Unrefunded, Ser. A, Rfdg. (Pre-refunded date 11/15/18)(m)(m)	5.500%	11/15/36	2,645	2,823,220
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6, Partners Healthcare	5.375%	07/01/41	5,000	5,500,500
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Ser. M	5.500%	02/15/28	3,000	3,920,430
Massachusetts St. Port Auth., Ser. A, AMT	5.000%	07/01/42	1,000	1,098,070
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%	07/01/32	5,000	5,012,850

				27,086,690

Michigan — 1.5%
Michigan St. Bldg. Auth. Rev., Facs. Proj., Ser. I-A, Rfdg.	5.375%	10/15/41	750	850,035
Michigan St. Hosp. Fin. Auth. Rev., Ascension Sr. Credit Grp., Rfdg.	5.000%	11/15/46	3,000	3,411,300
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Ser. W, Rfdg. (Pre-refunded date 08/01/19)(m)(m)	6.000%	08/01/39	2,000	2,212,020
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., AMT	5.000%	12/01/18	1,500	1,585,095
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. D, Rfdg., AMT	5.000%	12/01/28	1,500	1,665,855

				9,724,305

Minnesota — 0.2%
Minneapolis-St. Paul Metropolitan Arpts. Comm. Rev., Sr., Ser. C	5.000%	01/01/46	1,000	1,164,580

Missouri — 0.6%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., BJC Hlth. Sys.	5.000%	01/01/44	3,500	3,886,575

Nevada — 0.5%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	5.125%	07/01/34	3,000	3,243,510

New Jersey — 5.9%
Camden Cnty. Impvt. Auth., Cooper Hlth. Sys. Oblig. Grp.	5.750%	02/15/42	1,500	1,688,790
Cape May Cnty. Indl. Poll. Ctrl. Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, Rfdg., NATL	6.800%	03/01/21	2,615	3,045,298
New Jersey Econ. Dev. Auth. Rev., Ser. BBB, Rfdg.	5.500%	06/15/30	1,500	1,640,940
New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Ser. A, Rfdg.	5.000%	07/01/44	2,500	2,808,400

New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	4.000%	07/01/41	1,500	1,553,160
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg. (Pre-refunded 07/01/21)(m)(m)	6.000%	07/01/41	500	597,560
New Jersey Healthcare Facs. Fin. Auth. Rev., Hackensack Meridian Hlth, Ser. A, Rfdg	5.000%	07/01/39	1,500	1,721,340
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Barnabas Hlth. Oblig. Grp., Rfdg.	5.000%	07/01/43	1,500	1,694,925
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Univ. Hosp.	5.500%	07/01/43	1,000	1,141,620
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., AGC	5.500%	07/01/38	2,000	2,159,600
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., Rfdg.	5.000%	07/01/29	1,000	1,140,450
New Jersey St. Tpke. Auth., Tpke. Rev., Ser. A	5.000%	01/01/43	3,000	3,339,210
New Jersey St. Trans. Trust Fund Auth. Rev., Fed. Hwy. Reimbursement Nts., Ser. A-1	5.000%	06/15/28	1,250	1,363,188
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.500%	12/15/23	3,000	3,356,670
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.875%	12/15/38	3,000	3,167,310
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. B	5.500%	06/15/31	1,000	1,057,320
Tob. Settlement Fin. Corp. Rev., Asset-Bkd., Ser. 1A, Rfdg.	4.500%	06/01/23	2,985	3,003,119
Tob. Settlement Fin. Corp. Rev., Asset-Bkd., Ser. 1A, Rfdg.	4.625%	06/01/26	4,500	4,511,340

				38,990,240

New York — 7.4%
Brooklyn Arena Loc. Dev. Corp. Rev., Barclays Ctr. Proj. (Pre-refunded date 01/15/20)(m)(m)	6.375%	07/15/43	750	853,387
Hudson Yards Infrastructure Corp., Rev., Ser. A, Rfdg	5.000%	02/15/42	2,000	2,338,240
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A (Pre-refunded date 05/01/19)(m)(m)	6.000%	05/01/33	1,000	1,095,750
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A, BHAC (Pre-refunded date 05/01/19)(m)(m)	5.500%	05/01/33	2,000	2,172,540
Metropolitan Trans. Auth. Rev., Trans., Ser. C (Pre-refunded date 11/15/18)(m)(m)	6.500%	11/15/28	1,865	2,016,886
Metropolitan Trans. Auth. Rev., Trans., Ser. D	5.250%	11/15/40	2,000	2,234,080
Metropolitan Trans. Auth. Rev., Trans., Unrefunded, Ser. C	6.500%	11/15/28	480	519,173
Metropolitan Trans. Auth. Rev., Trans., Ser. C (Pre-refunded date 11/15/18)(m)(m)	6.500%	11/15/28	155	167,623
New York City, Ser. E, GO	5.000%	08/01/17	6,000	6,042,420
New York City, Ser. I-1, GO	5.250%	04/01/28	2,000	2,155,720
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	5.250%	01/15/39	1,500	1,593,885
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Ser. S-1A	5.250%	07/15/37	3,000	3,390,450
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev., Future Tax Sec’d. Sub-Ser. D-1	5.000%	11/01/38	3,000	3,375,180
New York City Wtr. & Swr. Sys. Rev., Fiscal 2009, Ser. A (Pre-refunded date 06/15/18)(m)(m)	5.750%	06/15/40	235	247,037
New York City Wtr. & Swr. Sys. Rev., Unrefunded, Fiscal 2009, Ser. A	5.750%	06/15/40	765	803,923
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	5.750%	11/15/51	1,750	2,009,875
New York St. Dorm. Auth. Rev., Mount Sinai Sch. of Medicine, Ser. A	5.000%	07/01/21	1,685	1,866,879
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%	07/01/20	2,100	2,348,535

New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%		07/01/21	2,000	2,302,820
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B, ETM(m)(m)	5.500%		10/15/23	3,750	4,649,850
New York Trans. Dev. Corp. Rev., Laguardia Arpt. Term B, AMT	5.250%		01/01/50	1,000	1,100,420
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%		12/01/20	500	549,840
TSASC, Inc., Rev., Ser. A, Rfdg.	5.000%		06/01/41	2,000	2,204,080
Utility Debt Sec. Auth. Rev., Ser. TE	5.000%		12/15/41	2,585	2,992,861

					49,031,454

North Carolina — 0.4%
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A (Pre-refunded date 01/01/22)(m)(m)	6.000%		01/01/26	650	787,111
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(m)(m)	6.400%		01/01/21	555	612,287
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, Unrefunded Bal., NATL	6.500%		01/01/18	1,005	1,038,024
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. C, AGC, ETM(m)(m)	6.000%		01/01/19	185	194,792

					2,632,214

North Dakota — 0.2%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	4.875%		07/01/26	1,000	1,069,280

Ohio — 4.0%
Buckeye Ohio Tob. Settlement, Asset-Bkd. Sr. Turbo, Ser. A-2	5.125%		06/01/24	4,940	4,754,503
Buckeye Ohio Tob. Settlement, Asset-Bkd. Sr. Turbo, Ser. A-2	5.875%		06/01/30	3,500	3,453,135
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj.	4.000%		11/01/45	2,000	2,067,880
Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Hosp. Facs. Rev.	4.125%		05/15/45	2,000	2,064,360
Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Ser. A	5.000%		11/15/41	2,000	2,188,340
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%		06/01/20	400	442,264
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%		06/01/42	1,250	1,380,550
Hancock Cnty. Hosp. Rev., Blanchard Valley Regl. Hlth. Ctr., Rfdg.	6.250%		12/01/34	400	455,616
Hilliard Sch. Dist. Sch. Impvt., CABS, GO, NATL	1.250	%(s)	12/01/19	1,720	1,663,997
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000%		11/15/41	750	871,703
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500%		11/15/37	875	1,039,159
Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250%		08/01/41	800	865,408
Ohio St. Higher Ed. Facs., Commn., Case Western Resv. Univ., Ser. B	6.500%		10/01/20	515	559,676
Ohio St. Higher Ed. Facs., Commn., Cleveland Clinic Hlth. Sys., Ser. A-1	5.000%		01/01/42	2,000	2,235,780
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A (Pre-refunded date 12/01/19)(m)(m)	5.000%		12/01/29	2,150	2,363,387

					26,405,758

Oklahoma — 1.1%
Oklahoma St. Dev. Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000%		02/15/42	1,500	1,621,785
Oklahoma Tpke. Auth. Rev., Ser. A	5.000%		01/01/42	3,000	3,478,080
Stillwater OK Util. Auth. Rev., Ser. A	5.000%		10/01/39	1,865	2,123,303

					7,223,168

Oregon — 0.8%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A (Pre-refunded date 05/15/19)(m)(m)	5.000%		11/15/33	3,500	3,774,715
Port of Portland Arpt. Rev., Ser. 24B, AMT	5.000%		07/01/42	1,500	1,715,955

					5,490,670

Pennsylvania — 4.3%
Central Bradford Progress Auth., Guthrie Healthcare Sys.	5.375%		12/01/41	2,700	3,041,928
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125%		06/01/41	2,000	2,175,600
Geisinger Auth. Rev., Ser. A-1, Rfdg	5.000%		02/15/45	1,000	1,146,410
Gen. Auth. of Southcentral PA, Rev., Wellspan Hlth. Oblig. Grp., Ser. A, Rfdg.	5.000%		06/01/44	3,000	3,320,400
Lancaster Cnty. Hosp. Auth. Rev., Univ. of Penn. Hlth. Sys. Oblig., Rdg.	5.000%		08/15/42	1,000	1,135,670
Pennsylvania Higher Edl. Fac. Auth. Rev., Thomas Jefferson Univ., Ser. A, Rfdg.	5.000%		09/01/45	2,500	2,797,475
Pennsylvania Higher Edl. Fac. Auth. Rev., Trustees Univ. of Pennsylvania, Ser. A	4.000%		08/15/41	3,200	3,420,288
Pennsylvania Tpke. Comm. Rev., Ser. A	5.000%		12/01/38	1,000	1,123,430
Pennsylvania Tpke. Comm. Rev., Ser. A-1, Rfdg.	5.000%		12/01/40	1,500	1,686,990
Pennsylvania Tpke. Comm. Rev., Ser. B	5.000%		12/01/45	7,000	7,853,720
Philadelphia Auth. for Indl. Dev. Rev., Children’s Hospital, Rfdg	4.000%		07/01/37	1,000	1,053,130

					28,755,041

Puerto Rico — 0.8%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	5.750%		07/01/37	1,260	1,023,876
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	6.000%		07/01/47	1,050	863,698
Puerto Rico Elec. Pwr. Auth. Rev., Ser. UU, Rfdg., FGIC, LIBOR(dd)	1.469	%(c)	07/01/31	5,000	3,300,000
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. C	5.250%		08/01/40	750	423,038

					5,610,612

Rhode Island — 0.4%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev., Lifespan Oblig., Ser. A., AGC (Pre-refunded date 05/15/19)(m)(m)	7.000%		05/15/39	2,000	2,232,760
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000%		06/01/40	400	432,560

					2,665,320

South Carolina — 1.4%
South Carolina Prt. Auth. Rev, AMT	4.000%		07/01/45	1,000	1,032,780
South Carolina Pub. Svc. Auth. Rev., Ser. A, Rfdg. (Pre-refunded date 01/01/19)(m)(m)	5.500%		01/01/38	200	214,396
South Carolina Pub. Svc. Auth. Rev., Refunded, Ser. A, Rfdg. (Pre-refunded date 01/01/19)(m)(m)	5.500%		01/01/38	2,300	2,465,554
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.125%		12/01/43	2,000	2,180,820
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.750%		12/01/43	3,000	3,411,810

					9,305,360

South Dakota — 0.4%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Tob. Ser. B	5.000%	06/01/27	1,000	1,120,550
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000%	07/01/42	1,600	1,740,048

				2,860,598

Tennessee — 0.7%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Ser. A	5.250%	01/01/45	1,500	1,592,175
Memphis Shelby Cnty. Arpt. Auth. Rev., Ser. B, Rfdg., AMT	5.750%	07/01/25	1,000	1,126,780
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Vanderbilt Univ. Med. Ctr., Ser. A	5.000%	07/01/46	1,000	1,120,790
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%	02/01/22	1,000	1,128,720

				4,968,465

Texas — 7.5%
Austin Conv. Enterprises, Inc., Rev., Ser. A, Rfdg	5.000%	01/01/34	1,100	1,253,505
Austin TX Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	5.125%	11/15/29	2,000	2,191,420
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg. (Escrow Bond)^(d)(g)	5.400%	10/01/29	1,000	—
Brazos River Auth. Poll. Ctrl. Rev., TXU Rmkt., Rfdg., AMT (Escrow Bond)^(d)(g)	5.400%	05/01/29	1,500	—
Central TX Regl. Mobility Auth. Rev., Sr. Lien (Pre-refunded date 01/01/21)(m)(m)	6.000%	01/01/41	1,000	1,169,000
Central TX Regl. Mobility Auth. Rev., Sr. Lien, Ser. A	5.000%	01/01/45	1,000	1,128,810
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000%	08/15/43	1,000	1,146,710
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch., Rfdg., PSFG	5.000%	08/15/39	1,000	1,144,720
Dallas-Fort Worth Int’l. Arpt. Rev., Ser. E, Rfdg., AMT	5.000%	11/01/35	5,000	5,492,850
Grand Parkway Trans. Corp., First Tier Toll Rev., Ser. A	5.125%	10/01/43	2,000	2,217,840
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Children’s Hosp. Proj.	5.500%	10/01/39	1,500	1,632,975
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Houston Methodist Hosp. Oblig.	4.000%	12/01/45	1,500	1,544,550
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	5.000%	11/01/36	3,000	3,381,960
Houston Arpt. Sys. Rev., Sr. Lien, Ser. A, Rfdg.	5.500%	07/01/39	1,000	1,046,410
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000%	07/01/25	575	639,199
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000%	07/01/32	1,000	1,095,100
Houston Arpt. Sys. Rev., Sub. Lien, Ser. B, Rfdg.	5.000%	07/01/32	2,000	2,262,760
Houston Combined Util. Sys. Rev., 1st Lien, Rfdg., AGC (Pre-refunded date 05/15/19)(m)(m)	5.250%	11/15/33	1,430	1,548,719
Houston Combined Util. Sys. Rev., Unrefunded, 1st Lien, Ser. A, Rfdg., AGC	5.250%	11/15/33	80	86,154
Lower Colo. Riv. Auth. Tex. Rev., Rfdg., BHAC	5.250%	05/15/28	2,000	2,081,620
North TX Twy. Auth. Rev., First Tier, Rfdg.	6.000%	01/01/38	1,000	1,147,350
North TX Twy. Auth. Rev., First Tier, Ser. A, Rfdg. (Pre-refunded date 01/01/19)(m)(m)	6.250%	01/01/39	1,130	1,223,880
North TX Twy. Auth. Rev., Ser. B, Rfdg.	5.000%	01/01/45	2,000	2,250,680
North TX Twy. Auth. Rev., Spl. Projs., Ser. A	5.500%	09/01/41	1,000	1,160,930
North TX Twy. Auth. Rev., Unrefunded Sys., First Tier, Rfdg.	5.750%	01/01/40	165	169,123
North TX Twy. Auth. Rev., Unrefunded, First Tier, Ser. A, Rfdg.	6.250%	01/01/39	370	396,666
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B, Rfdg. (Escrow Bond)^(d)(g)	6.150%	08/01/22	1,000	—
San Antonio Wtr. Sys. Rev., Jr. Lien, Ser. C, Rfdg.	5.000%	05/15/41	1,000	1,167,170
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Baylor Scott & White Hlth., Ser. A, Rfdg.	4.000%	11/15/36	1,500	1,564,245

Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Sr. Lien, Ser. D	5.625%		12/15/17	400	408,600
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Var. Sr. Lien, Ser. B	1.458	%(c)	12/15/26	1,500	1,381,035
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	7.000%		06/30/40	2,500	2,837,675
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	6.750%		06/30/43	500	580,580
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	7.000%		12/31/38	1,500	1,721,460
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	5.250%		12/01/23	2,500	2,710,300

					49,783,996

Utah — 0.7%
Intermountain Pwr. Agcy. Utah Pwr. Supply Rev., Ser. A, Rfdg., AMBAC, ETM(m)(m)	5.000%		07/01/17	5,000	5,017,850

Virginia — 0.3%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	5.000%		05/15/40	2,000	2,242,560

Washington — 3.1%
Port of Seattle Rev., Intermediate Lien, Ser. B, Rfdg., AMT	5.000%		09/01/26	1,115	1,258,857
Port of Seattle Rev., Intermediate Lien, Ser. C, Rfdg., AMT	5.000%		02/01/24	2,500	2,815,575
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.	5.750%		12/01/35	625	685,188
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev., Rfdg. & Impvt., Ser. A	5.000%		12/01/37	1,000	1,054,990
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000%		07/01/38	2,690	3,007,285
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.500%		07/01/30	1,115	1,229,700
Washington St. Healthcare Facs. Auth. Rev., Providence Hlth. & Svcs., Ser. A	5.000%		10/01/39	3,500	3,744,720
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital (Pre-refunded date 10/01/19)(m)(m)	5.625%		10/01/38	1,250	1,383,138
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital, Ser. A	5.000%		10/01/42	2,000	2,232,260
Washington St. Healthcare Facs. Auth. Rev., Seattle’s Children’s Hospital, Ser. A	5.000%		10/01/47	1,000	1,154,200
Washington St. Healthcare Facs. Auth. Rev., Swedish Hlth. Svcs., Ser. A (Pre-refunded date 05/15/21)(m)(m)	6.250%		11/15/41	1,500	1,798,080

					20,363,993

West Virginia — 0.1%
West Virginia Econ. Dev. Auth. Rev., Morgantown Energy Assoc., Rfdg., AMT	2.875%		12/15/26	495	480,353

Wisconsin — 0.7%
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Credit Grp., Ser. A, Rfdg.	4.000%		11/15/46	2,500	2,574,000
Wisconsin St. Rev., Unrefunded, St. Approp., Ser A, Rfdg. (Pre-refunded date 05/01/19)(m)(m)	5.750%		05/01/33	1,810	1,974,257
Wisconsin St. Rev., St. Approp., Ser. A, Rfdg. (Pre-refunded date 05/01/19)(m)(m)	5.750%		05/01/33	190	207,281

					4,755,538

Wyoming — 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%		07/15/39	500	536,480

TOTAL LONG-TERM INVESTMENTS (cost $616,376,838)	662,250,648

TOTAL INVESTMENTS — 99.6% (cost $616,376,838)(x)	662,250,648
Other assets in excess of liabilities — 0.4%	2,639,009

NET ASSETS — 100.0%	$664,889,657

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.
CABS	Capital Appreciation Bonds
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FRDD	Floating Rate Daily Demand Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter
PSFG	Permanent School Fund Guarantee

#	Principal amount shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2017.
(d)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(dd)	Security is in default effective 07/01/17.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $0 is 0.0% of net assets.
(m)(m)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at May 31, 2017.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$614,020,128

Appreciation	49,793,050
Depreciation	(1,562,530)

Net Unrealized Appreciation	$48,230,520

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1- unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$2,377,775	$—
Alaska	—	200,000	—
Arizona	—	26,845,458	—
California	—	104,934,905	—
Colorado	—	7,701,475	—
Connecticut	—	2,468,125	—
District of Columbia	—	27,274,336	—
Florida	—	57,002,842	—
Georgia	—	16,566,102	—
Hawaii	—	5,599,635	—
Idaho	—	1,078,750	—
Illinois	—	70,756,733	—
Indiana	—	3,096,622	—
Kansas	—	3,552,769	—
Kentucky	—	5,162,659	—
Louisiana	—	9,380,383	—
Maryland	—	4,957,469	—
Massachusetts	—	27,086,690	—
Michigan	—	9,724,305	—
Minnesota	—	1,164,580	—
Missouri	—	3,886,575	—
Nevada	—	3,243,510	—
New Jersey	—	38,990,240	—
New York	—	49,031,454	—
North Carolina	—	2,632,214	—
North Dakota	—	1,069,280	—
Ohio	—	26,405,758	—
Oklahoma	—	7,223,168	—
Oregon	—	5,490,670	—
Pennsylvania	—	28,755,041	—
Puerto Rico	—	5,610,612	—
Rhode Island	—	2,665,320	—
South Carolina	—	9,305,360	—
South Dakota	—	2,860,598	—
Tennessee	—	4,968,465	—
Texas	—	49,783,996	—
Utah	—	5,017,850	—
Virginia	—	2,242,560	—
Washington	—	20,363,993	—
West Virginia	—	480,353	—
Wisconsin	—	4,755,538	—
Wyoming	—	536,480	—

Total	$—	$662,250,648	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential National Muni Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam

Treasurer and Principal Financial and Accounting Officer

Date July 18, 2017

*	Print the name and title of each signing officer under his or her signature.